Note 9 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0
Increase Decrease In Unfunded status	(23,300)
Defined Benefit Plan, Plan Assets, Period Increase (Decrease)	(19,100)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	4,200
Defined Benefit Plan, Accumulated Benefit Obligation	203,800	219,300
Defined Benefit Plan, Plan Assets, Amount	293,121	288,949	$ 294,342
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 21,375	$ 10,750
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-Term Rate of Return on Plan Assets	6.55%	6.15%	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement, Weighted-Average Expected Long-Term Rate of Return on Plan Assets	6.95%
Defined Benefit Plan, Benefit Obligation	$ 217,388	$ 236,507	$ 235,038
Unfunded Deferred Compensation Plan [Member]
Defined Benefit Plan, Benefit Obligation	3,400	2,500
Employees’ Savings 401(k) Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 2,800	$ 2,500	$ 1,500
Diversified Mix of Return-seeking Investments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%
Fixed Income Investment [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	70.00%
Lump Sum Payout [Member]
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 10,200